UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06418

LORD ABBETT MUNICIPAL INCOME TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	9/30

Date of reporting period:	12/31/05

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

INSURED INTERMEDIATE TAX-FREE FUND December 31, 2005

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 98.63%

Education 9.24%
Allegheny Cnty PA Higher Ed Duquesne Univ Ser A(9)	5.00%	3/1/2013	AAA	$150	$162,743
Appalachian St Univ NC Rev Ref Util Sys(14)	5.00%	5/15/2010	AAA	100	106,681
Delaware Cnty PA Auth Univ Rev Ref Villanova Univ(9)	5.00%	8/1/2010	AAA	200	213,266
Univ NC Sys Pool Rev Ser A(2)	4.00%	4/1/2007	AAA	250	252,280
Univ TX Univ Rev Fin Sys Ser D	5.25%	8/15/2016	AAA	350	383,729
Total					1,118,699

General Obligation 29.62%
Anaheim CA Unif High Sch Dist Ref(10)	5.00%	8/1/2015	Aaa	350	382,840
Austin TX Indpt Sch Dist Ref PSF GTD	5.25%	8/1/2015	AAA	250	275,688
Davie Cnty NC Sch(2)	4.00%	5/1/2012	AAA	200	205,506
Detroit MI City Sch Dist Sch Bldg & Site Impt Ser A(9)	5.00%	5/1/2008	AAA	150	155,716
Hemet CA Univ Sch Dist 2002 Election Ser C(14)	5.00%	8/1/2011	AAA	200	215,378
Jersey City NJ Ref Pub Impt Ser A(14)	5.25%	9/1/2015	AAA	250	274,577
NC St Ref Ser A	5.00%	6/1/2010	AAA	150	159,864
OK St Ref Bldg Ser A(9)	5.00%	7/15/2014	AAA	200	216,952
PA St Ref 2nd Ser(9)	5.00%	10/1/2009	AAA	500	529,100
Pasadena CA Sch Dist Ser A Ref(9)	5.00%	11/1/2015	AAA	250	273,958
Salem Keizer OR Sch Dist No 24J Ref(10)	5.00%	6/15/2011	AAA	200	214,956
St Louis Park MN Indpt Sch Dist No 283 Ref Sch Bldg Ser B(10)	5.00%	2/1/2015	Aaa	300	324,165
Tantasqua MA Regl Sch Dist Ref(10)	4.50%	10/1/2013	Aaa	235	247,702
Wayne Cnty MI Cmnty College Impt(9)	5.25%	7/1/2010	Aaa	100	107,555
Total					3,583,957

Lease 5.57%
CA St Pub Wks Bd Dept Hlth Svcs Richmond Lab B(17)	5.00%	11/1/2017	AAA	315	337,979

See Notes to Schedule of Investments.

1

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Kansas City MO Sch Dist Bldg Ref Elem Sch Pj Ser B(9)	5.00%	2/1/2012	Aaa	$100	$107,799
OH St Bldg Auth Ref St Facs Adult Correction A(10)	5.50%	10/1/2010	AAA	210	228,470
Total					674,248

Miscellaneous 12.24%
CA St Econ Recovery Ser A(9)	5.25%	7/1/2014	AAA	200	222,252
IL St Sales Tax Rev First Ser(10)	5.25%	6/15/2013	AAA	100	109,527
Los Angeles CA Santn Equip Rev Ser A(2)	5.00%	2/1/2007	AAA	250	254,860
MI St Envr Ref(13)(14)	5.50%	12/1/2013	AAA	100	112,310
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A RIBs(9)	5.629%	4/1/2014	AAA	200	200,000
MO Dev Fin Bd Cultural Facs Nelson Gallery(14)	5.25%	12/1/2013	AAA	100	108,704
OR St Dept Admin Svcs(10)	5.00%	9/1/2012	AAA	100	108,154
SC Transn Infrastr Ser A(2)	5.00%	10/1/2008	Aaa	250	261,497
WI St Petroleum Inspect Fee Rev Ref Ser 1(10)	5.00%	7/1/2008	AAA	100	103,957
Total					1,481,261

Power 9.84%
Houston TX Util Sys Rev Ref Comb First Lien(10)	5.00%	11/15/2016	AAA	250	272,298
MI Pub Pwr Agy Rev Ref Belle River Pj Ser A(14)	5.25%	1/1/2016	AAA	250	275,958
Puerto Rico Elec Pwr Auth Ref Ser JJ(14)	5.25%	7/1/2013	AAA	100	110,195
South MN Muni Pwr Agy Supply Rev Ref Ser A(14)	5.00%	1/1/2010	AAA	250	264,515
UT St Muni Pwr Agy Elec Sys Rev Ref Ser A(2)	5.00%	7/1/2011	Aaa	250	267,547
Total					1,190,513

Pre-Refunded 4.89%
Muhlenberg PA Sch Dist(9)	5.40%	9/1/2012	AAA	100	108,450
Muncy PA Sch Dist(9)	5.00%	5/15/2020	Aaa	250	269,020
NY St Dorm Auth Revs Mental D(13)(14)	5.25%	8/15/2024	AAA	200	214,944
Total					592,414

See Notes to Schedule of Investments.

2

				Rating:	Principal
	Interest		Maturity	S&P or	Amount
Investments	Rate		Date	Moody’s	(000)	Value
Resource Recovery 2.89%
Lincoln Cnty WY Pollutn Ctrl Fltg Rate Exxon Pj B	3.73	% #	11/1/2014	AAA	$350	$350,000

Special Tax 2.10%
Broward Cnty FL Spl Oblig Ref(2)	5.00%		1/1/2012	AAA	250	254,125

Transportation 7.68%
KS St Tpk Auth Tpk Rev Ref Ser A(2)	5.00%		9/1/2008	AAA	250	260,387
MA St Port Auth Rev Ser C(2)	5.00%		7/1/2011	AAA	200	214,450
New Haven CT Air Rights Pkg Ref(2)	5.375%		12/1/2012	AAA	100	110,764
PA St Tpk Commn Oil Sr Ser A(14)	5.25%		12/1/2012	AAA	100	109,941
Washington DC Met Area Transn Auth Gross Rev Ref(14)	5.00%		1/1/2007	AAA	230	233,908
Total						929,450

Water/Sewer 14.56%
Columbus GA Wtr & Sew Rev Ref(10)	5.25%		5/1/2013	AAA	100	109,790
Houston TX Util Sys Rev Ref Comb First Lien Ser A(14)	5.00%		5/15/2009	AAA	200	210,464
Lansing MI Sew Disp Sys Ref(9)	5.00%		5/1/2014	AAA	150	163,402
Las Cruces NM Jt Util Ref & Impt Rev Ser A(14)	5.50%		7/1/2016	AAA	300	314,910
Meadville PA Area Wtr Auth Wtr Rev(10)	5.00%		7/1/2008	AAA	300	312,234
Phoenix AZ Civic Impt Corp Wtr Sys Rev Jr Lien(14)	5.00%		7/1/2016	AAA	300	325,716
Pima Cnty AZ Swr Rev(10)	5.00%		7/1/2014	AAA	200	217,274
Shreveport LA Wtr & Swr Rev Ref Ser A(9)	5.00%		12/1/2012	AAA	100	107,729
Total						1,761,519
Total Municipal Bonds(cost $11,914,139)						11,936,186
					Shares
					(000)
SHORT-TERM INVESTMENT 1.49%

Money Market Mutual Fund 1.49%
Dreyfus Municipal Cash Management Plus (cost $179,933)					180	179,933
Total Investments in Securities 100.12% (cost $12,094,072)						12,116,119
Liabilities in Excess of Cash and Other Assets (0.12%)						(14,761)
Net Assets 100.00%						$12,101,358

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

FLORIDA TAX-FREE TRUST December 31, 2005

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 95.80%

Education 2.91%
Miami-Dade Cnty FL Edl Facs Auth Rev Ser A(2)	6.00%	4/1/2023	AAA	$2,000	$2,204,200

Electric Power 1.39%
Ocala FL Util Sys Rev Ref Ser A(9)	5.00%	10/1/2031	Aaa	1,000	1,051,090

General Obligation 11.75%
FL St Bd of Ed Cap Pub Ed Outlay Ser A	5.25%	6/1/2024	AAA	2,000	2,138,540
Hillsborough Cnty FL Sch Bd COP(14)	5.00%	7/1/2029	AAA	1,000	1,041,810
Miami-Dade Cnty FL Bldg Better Cmnty Pg(9)	5.00%	7/1/2031	AAA	1,000	1,051,680
Puerto Rico Comwlth Ser 8 RIBs(14)	7.69%	7/1/2026	Aaa	3,500	4,142,880
Puerto Rico Muni Fin Agy Ser A	5.25%	8/1/2025	BBB	500	528,490
Total					8,903,400

Healthcare 12.27%
Highlands Cnty FL Facs Auth Rev Hosp Adventist Hlth Sys Ser D	5.875%	11/15/2029	A+	2,000	2,162,380
Highlands Cnty FL Facs Auth Rev Hosp Adventist/Sunbelt Ser A	6.00%	11/15/2031	A+	2,000	2,169,400
Miami FL Hlth Facs Auth Catholic Hlth East Ser B	5.25%	11/15/2033	A1	225	233,942
Orange Cnty FL Hlth Facs Auth Rev Hosp Orlando Regl	5.75%	12/1/2032	A	1,000	1,075,900
Orange Cnty FL Hlth Facs Auth Rev Nemours Foundation Pj	5.00%	1/1/2035	AAA	1,000	1,038,120
Puerto Rico Indl Tourist Eds Med Envr Ctrl Facs Hosp	6.50%	11/15/2020	AA	410	466,408
Sarasota Cnty FL Pub Hosp Bd Rev Sarasota Mem Hosp Ser B(14)	5.50%	7/1/2028	AAA	1,875	2,150,062
Total					9,296,212

Housing 3.76%
Lee Cnty FL Hsg Fin Auth Sing Fam Mtg Rev AMT(7)(12)	6.40%	3/1/2029	Aaa	625	643,750
Orange Cnty FL Hsg Fin Auth Hmowner Rev Cap App Ser A-1 AMT(12)	Zero Coupon	3/1/2028	Aaa	425	128,290
Pinellas Cnty FL Hsg Fin Auth Hsg Rev Multi Cnty Pg Ser A-1 AMT(12)	5.50%	9/1/2035	Aaa	1,960	2,073,641
Total					2,845,681

See Notes to Schedule of Investments.

1

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Industrial 1.74%
Lee Cnty FL Ind Dev Auth Ref Bonita Springs Util Pj AMT(2)	5.125%	11/1/2019	AAA	$1,250	$1,318,338

Miscellaneous 20.64%
Jacksonville FL Excise Taxes Ref Ser C AMT(14)	5.25%	10/1/2020	AAA	1,000	1,083,810
Jacksonville FL Sales Tax Rev Ref & Impt Loc Govt(9)	5.375%	10/1/2018	AAA	1,000	1,090,940
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A RIBs(9)	5.629%	4/1/2014	AAA	1,500	1,500,000
Miami-Dade Cnty FL Spl Oblig Sub Ser A(14)	Zero Coupon	10/1/2024	AAA	3,000	1,128,060
Miami-Dade Cnty FL Spl Oblig Sub Ser B(14)	5.00%	10/1/2037	AAA	1,000	1,024,070
Orange Cnty FL Sales Tax Rev Ref Ser B(9)	5.125%	1/1/2032	AAA	1,425	1,500,582
Orange Cnty FL Tourist Dev Sub(2)	5.125%	10/1/2025	AAA	1,445	1,528,983
Orange Cnty FL Tourist Dev Tax Rev Ref (2)	5.00%	10/1/2031	AAA	1,780	1,873,824
Osceola Cnty Tourist Dev Tax Rev Ser A(9)	5.00%	10/1/2032	AAA	1,400	1,455,062
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I GTD	5.25%	7/1/2033	BBB	1,250	1,293,237
Seminole Cnty FL Sales Tax Rev Ser A(14)	5.00%	10/1/2031	AAA	1,000	1,052,710
Tampa FL Sports Auth Rev Tampa Bay Arena Pj(14)	6.00%	10/1/2015	AAA	450	513,842
West Palm Beach FL Cnty Redev Agy Northwood Pleasant Cmnty Redev	5.00%	3/1/2029	A	575	589,237
Total					15,634,357

Power 1.40%
Puerto Rico Elec Pwr Auth Pwr Rev Ser RR(17)	5.00%	7/1/2025	AAA	1,000	1,060,470

Pre-Refunded 19.99%
Boca Raton FL Ref	5.25%	7/1/2016	AAA	1,615	1,729,617
Boca Raton FL Ref	5.25%	7/1/2017	AAA	1,000	1,070,970
FL St Bd of Ed Cap Outlay Pub Ed Ser E	5.625%	6/1/2025	AAA	1,000	1,098,050
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev(9)	6.375%	7/1/2029	AAA	1,250	1,413,237

See Notes to Schedule of Investments.

2

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Muni Secs Trust Ctfs Ser 7005 Cl B ETM RIBs+	6.777%	10/1/2040	Aaa	$1,250	$1,450,100
Orange Cnty FL Tourist Dev Tax Rev ETM(2)	6.00%	10/1/2016	AAA	710	715,112
Palm Beach Cnty FL Stadium Fac Rev(14)	5.25%	12/1/2016	AAA	1,000	1,055,440
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser B	6.00%	7/1/2031	BBB+	1,000	1,112,900
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser B	6.50%	7/1/2027	BBB+	1,000	1,133,510
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser C	6.00%	7/1/2029	AAA	880	979,352
Tampa Bay Wtr FL Util Sys Rev(9)	6.00%	10/1/2024	AAA	3,000	3,383,370
Total					15,141,658

Resource Recovery 1.01%
Jacksonville FL Pollutn Rev Anheuser-Busch Pj	5.70%	8/1/2031	A+	750	762,435

Transportation 8.68%
FL Ports Fin Commn Rev St Transn Tr Fd Intermodal Pg AMT(9)	5.50%	10/1/2029	AAA	1,295	1,358,183
Lee Cnty FL Transn Facs Sanibel Brdgs & Causeway Ser B(5)	5.00%	10/1/2035	AAA	1,000	1,042,210
Miami-Dade Cnty FL Aviation Rev Miami Intl Arpt Ser A AMT(17)	5.00%	10/1/2037	AAA	2,000	2,036,920
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev Ref (9)	5.125%	7/1/2025	Aaa	750	794,963
Pensacola FL Arpt Rev Ser A AMT(14)	6.125%	10/1/2018	AAA	1,250	1,339,587
Total					6,571,863

Water/Sewer 10.26%
Melbourne FL Wtr & Swr Rev Ref & Impt Ser A(9)	5.00%	10/1/2032	AAA	1,000	1,039,330
Miami Beach FL Stormwater Rev(9)	5.25%	9/1/2020	AAA	1,000	1,074,560
Miami Beach FL Wtr & Swr Rev(2)	5.25%	9/1/2020	AAA	1,000	1,074,560
Miami Beach FL Wtr & Swr Rev(2)	5.50%	9/1/2027	AAA	1,000	1,072,720
Miami-Dade Cnty FL Stormwater Util Rev(14)	5.00%	4/1/2027	Aaa	1,000	1,053,620
Ocala FL Wtr & Swr Rev(9)	5.25%	10/1/2027	Aaa	800	858,000
Peace River/Manasota Regl Wtr Supply Auth FL Rev Util Sys Ser B(10)	5.00%	10/1/2024	AAA	1,000	1,055,970

See Notes to Schedule of Investments.

3

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Sebring FL Wtr & Wastewtr Rev Ref (9)	5.25%	1/1/2020	AAA	$500	$541,260

Total					7,770,020
Total Municipal Bonds (cost $67,719,793)					72,559,724

				Shares
				(000)

SHORT-TERM INVESTMENT 1.17%

Money Market Mutual Fund 1.17%
Dreyfus FL Municipal Cash Management (cost $885,698)				886	885,698
Total Investments in Securities 96.97% (cost $68,605,491)					73,445,422
Cash and Other Assets in Excess of Liabilities 3.03%					2,298,446
Net Assets 100.00%					$75,743,868

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

GEORGIA TAX-FREE TRUST December 31, 2005

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 97.36%

Education 22.42%
Albany-Dougherty GA Inner City Auth Rev Albany St Univ Student Hsg A(17)	5.00%	7/1/2031	AAA	$2,000	$2,071,840
Americus-Sumter GA Payroll Dev Auth Rev GSW Fndtn Student Hsg Pj(5)	5.00%	6/1/2036	AAA	2,285	2,371,304
Athens-Clarke Cnty GA Univ Govt UGA Rev CCRC Bldg LLC Pj(2)	5.00%	12/15/2032	AAA	1,050	1,089,869
Athens GA Hsg Auth Student Hsg Univ of GA East Campus(2)	5.00%	12/1/2027	Aaa	2,000	2,085,220
Athens GA Hsg Auth Student Hsg Univ of GA East Campus(2)	5.25%	12/1/2023	Aaa	775	830,986
Atlanta GA Dev Auth Rev TUFF ATDC Pj Ser C	4.625%	1/1/2035	A3	1,000	962,160
Bulloch Cnty GA Dev Auth GA South Univ Pj(2)	5.00%	8/1/2021	Aaa	400	420,308
Cobb Cnty GA Dev Auth Pkg Rev Kennesaw St Univ Fdtn Inc Pj(14)	5.00%	7/15/2029	Aaa	1,250	1,311,900
Fulton Cnty GA Dev Auth Rev GA Tech Athletic Assoc(2)	5.50%	10/1/2017	AAA	1,000	1,102,330
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Fdg Ser A	5.00%	11/1/2031	AA+	1,400	1,459,178
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Sac II Pj Ser A	5.125%	11/1/2021	AA+	750	800,220
Fulton Cnty GA Dev Auth Rev Molecular Science Bldg Pj(14)	5.00%	5/1/2034	AAA	2,000	2,081,340
Fulton Cnty GA Dev Auth Rev Morehouse College Pj(2)	5.875%	12/1/2030	AAA	1,850	2,039,126
Fulton Cnty GA Dev Auth Rev Tuff Morehouse Pj Ser A(2)	5.50%	2/1/2022	AAA	1,000	1,091,380
Marietta GA Dev Auth Rev Ser Student Hsg SPSU Student Hsg I	5.125%	9/15/2023	A2	1,000	1,052,880
Private Colleges & Univs Auth GA Rev Mercer Univ Pj	5.75%	10/1/2031	Baa2	500	535,590
Private Colleges & Univs Auth GA Rev Spelman College	5.25%	6/1/2021	Aa3	1,340	1,448,178

See Notes to Schedule of Investments.

1

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Richmond Cnty GA Dev Auth Edl Facs Rev ASU Jaguar Student Ctr Ser A(17)	5.00%	7/1/2034	Aaa	$1,000	$1,045,340
Total					23,799,149

General Obligation 4.32%
GA St Ser B	6.30%	3/1/2010	AAA	1,000	1,113,500
GA St Ser F	5.00%	11/1/2018	AAA	1,000	1,073,330
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2024	BBB	500	525,560
Puerto Rico Comwlth Unrefunded Bal Pub Impt Ser A	5.125%	7/1/2031	BBB	665	678,207
Puerto Rico Comwlth Unrefunded Bal Pub Impt Ser A	5.375%	7/1/2028	BBB	1,155	1,199,109
Total					4,589,706

Healthcare 4.54%
Athens-Clarke Cnty GA Univ Govt Catholic Hlth East Issue	5.50%	11/15/2032	A1	1,000	1,052,980
Clarke Cnty GA Hosp Auth Rev Ctfs Athens Regl Med Ctr Pj(14)	5.125%	1/1/2032	AAA	500	521,300
Cobb Cnty GA Hosp Auth Rev Ref & Impt Rev Antic Ctfs(2)	5.25%	4/1/2024	AAA	1,000	1,074,910
Glynn-Brunswick Mem Hosp Auth GA Rev Unrefunded Bal 2005 Antic Ctfs(14)	6.00%	8/1/2016	AAA	100	103,385
Liberty Cnty GA Hosp Auth Rev Antic Ctfs Ref GTD(2)	5.00%	8/1/2026	Aaa	1,000	1,067,400
Puerto Rico Indl Tourist Edl Med Envr Ctrl Fac Hosp	6.50%	11/15/2020	AA	410	466,408
Ware Cnty GA Hosp Auth Rev Antic Ctfs GTD(14)	5.50%	3/1/2021	Aaa	500	535,720
Total					4,822,103

Housing 1.34%
GA St Hsg & Fin Auth Rev Sing Fam Sub Ser D-2 AMT	5.75%	12/1/2031	AAA	780	800,693
GA St Hsg & Fin Auth Rev Sub Ser A-2 AMT	4.875%	12/1/2024	AAA	100	101,496
Savannah GA Econ Dev Auth Multi Fam Hsg Rev AMT(11)	5.15%	11/20/2022	AAA	500	517,250
Total					1,419,439

Industrial 0.70%
Albany Dougherty GA Payroll Dev Auth Procter & Gamble AMT	5.20%	5/15/2028	AA-	500	541,600

See Notes to Schedule of Investments.

2

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Monroe Cnty GA Dev Auth Pollutn GA Pwr Co Plant(2)	5.25%	7/1/2031	AAA	$205	$206,634
Total					748,234

Lease 2.98%
Atlanta GA Dev Auth Rev Tuff ATDC Pj Ser A	5.00%	1/1/2035	A3	1,250	1,266,250
Fayette Cnty GA Pub Fac Auth Rev Criminal Justice Center Pj	5.00%	6/1/2026	AA	1,040	1,091,626
GA Muni Assn Inc Ctfs City Court Atlanta Pj(2)	5.25%	12/1/2026	AAA	750	805,230
Total					3,163,106

Miscellaneous 3.22%
Assoc Cnty GA Leasing Pj Rockdale Cnty GA Pub Purp Pj(2)	5.625%	7/1/2020	AAA	25	27,067
Atlanta & Fulton Cnty GA Rec Auth Rev Park Impt Ser A(14)	5.00%	12/1/2030	AAA	1,000	1,047,720
Cobb Marietta GA Coliseum & Exhibit Hall Auth Rev(14)	5.625%	10/1/2026	AAA	1,000	1,170,050
George L Smith II GA World Congress Ctr Auth Rev AMT(14)	5.75%	7/1/2015	AAA	500	536,825
Puerto Rico Pub Bldgs Auth Rev Unrefunded Bal Govt Facs Ser D GTD	5.375%	7/1/2033	BBB	615	641,476
Total					3,423,138

Power 4.57%
Muni Elec Auth GA Combustion Cycle Pj Ser A	5.00%	11/1/2023	A	1,000	1,019,690
Muni Elec Auth GA Combustion Turbine Pj Ser A(14)	5.25%	11/1/2022	AAA	1,445	1,561,684
Puerto Rico Elec Pwr Auth Pwr Rev Ser RR(9)	5.00%	7/1/2035	AAA	1,000	1,048,500
Puerto Rico Elec Pwr Auth Ser HH(10)	5.25%	7/1/2029	AAA	1,135	1,216,776
Total					4,846,650

Pre-Refunded 33.74%
Atlanta GA Arpt Facs Rev Ref Gen Ser A(9)	5.50%	1/1/2026	AAA	1,645	1,787,868
Atlanta GA Arpt Facs Rev Ser A(9)	5.60%	1/1/2030	AAA	1,500	1,635,825
Atlanta GA ETM	5.60%	12/1/2015	AA-	95	97,672

See Notes to Schedule of Investments.

3

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Cobb Cnty GA Kennestone Hosp Auth Rev Ctfs Ser 86 A ETM(14)	Zero Coupon	8/1/2015	AAA	$395	$221,251
College Park GA Business & Indl Dev Auth Civic Ctr Pj Rev(2)	5.75%	9/1/2026	AAA	450	502,434
Fayette Cnty GA Pub Fac Auth Criminal Justice Ctr Pj	6.00%	6/1/2030	AA	1,000	1,113,260
Forsyth Cnty GA Sch Dist	6.00%	2/1/2016	AA	2,000	2,227,760
Forsyth Cnty GA Wtr & Swr Auth Rev	6.25%	4/1/2021	AA	750	838,913
Glynn-Brunswick Mem Hosp Auth GA Rev 2005 Antic Ctfs(14)	6.00%	8/1/2016	AAA	240	248,460
Glynn-Brunswick Mem Hosp GA Rev Antic Ctfs(14)	6.00%	8/1/2016	AAA	60	62,115
Muni Secs Trust Ctfs Ser 7005 Cl B ETM RIBs+	6.777%	10/1/2040	Aaa	1,000	1,160,080
Private Colleges & Univs Auth GA Rev Emory Univ Pj Ser A	5.50%	11/1/2020	AA	1,000	1,095,510
Private Colleges & Univs Auth GA Rev Emory Univ Pj Ser A	5.50%	11/1/2025	AA	1,000	1,082,290
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B(14)	5.875%	7/1/2020	AAA	1,000	1,112,150
Puerto Rico Comwlth Hwy & Transn Auth Transm Rev Ser C	6.00%	7/1/2029	AAA	250	278,225
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.25%	7/1/2038	AAA	1,500	1,633,035
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.375%	7/1/2036	AAA	1,405	1,539,655
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.75%	7/1/2041	AAA	3,385	3,782,061
Puerto Rico Comwlth Hwy Transn Auth Hwy Rev Ser Y	5.50%	7/1/2026	BBB+	2,000	2,050,480
Puerto Rico Comwlth Pub Impt(6)(10)	5.50%	7/1/2017	AAA	500	512,865
Puerto Rico Comwlth Pub Impt(14)	5.75%	7/1/2026	AAA	1,990	2,172,762
Puerto Rico Comwlth Pub Impt Ser A	5.125%	7/1/2031	AAA	335	362,490
Puerto Rico Comwlth Pub Impt Ser A	5.375%	7/1/2028	AAA	580	634,787

See Notes to Schedule of Investments.

4

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Puerto Rico Comwlth Pub Impt Ser A	5.00%	7/1/2027	AAA		$370	$400,851
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser D	5.25%	7/1/2036	A-		915	996,151
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser D	5.375%	7/1/2033	A-		1,685	1,846,490
Puerto Rico Pub Fin Corp Comwlth Approp Ser A(14)	5.50%	8/1/2020	AAA		1,500	1,653,030
Puerto Rico Pub Fin Corp Comwlth Approp Ser E	5.70%	8/1/2025	Aaa		3,000	3,255,510
Puerto Rico Pub Fin Corp Comwlth Approp Ser E	5.75%	8/1/2030	Aaa		1,000	1,025,570
Savannah GA Econ Dev Auth Rev Sub Ser C ETM	Zero Coupon	12/1/2021	Aaa		1,000	479,870
Total						35,809,420

Resource Recovery 2.05%
Atlanta GA Wtr & Wstwtr Rev Ser A Unrefunded Bal(9)	5.00%	11/1/2029	AAA		2,090	2,175,272

Special Tax 1.97%
Dekalb Cnty GA Pub Safety & Judicial Facs Pj GTD	5.00%	12/1/2034	Aaa		2,000	2,092,040

Transportation 5.36%
Atlanta GA Arpt Fac Rev AMT(14)	Zero Coupon	1/1/2010	AAA		760	605,849
College Park GA Business & Indl Dev Auth Rev Ref Civic Ctr Pj(2)	5.25%	9/1/2026	AAA		1,000	1,085,820
Macon Bibb Cnty GA Indl Auth Arpt Impt Rev Ref Atlantic AMT(2)	5.00%	4/1/2018	AAA		500	518,665
Puerto Rico Comwlth Hwy & Transn Auth Rev PA 1052 RIBs RITES	6.817%	1/1/2010	AAA(a	)	1,750	2,160,550
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser D(10)	5.00%	7/1/2032	AAA		225	234,351
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	BBB+		1,000	1,081,140
Total						5,686,375

Water/Sewer 10.15%
Atlanta GA Wtr & Wstwtr Rev(10)	5.00%	11/1/2034	AAA		1,000	1,042,670
Atlanta GA Wtr & Wstwtr Rev(10)	5.00%	11/1/2037	AAA		1,820	1,889,579
Augusta GA Wtr & Swr Rev(10)	5.25%	10/1/2022	AAA		500	538,100

See Notes to Schedule of Investments.

5

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Augusta GA Wtr & Swr Rev(10)	5.25%	10/1/2030	AAA	$1,110	$1,183,438
Augusta GA Wtr & Swr Rev(10)	5.25%	10/1/2034	AAA	1,000	1,073,050
Carroll Cnty GA Wtr Auth Wtr & Swr Rev(2)	5.25%	7/1/2021	Aaa	500	540,465
Coweta Cnty GA Wtr & Sew Auth Rev(10)	5.00%	6/1/2026	Aaa	500	555,165
DeKalb Cnty GA Wtr & Swr	5.00%	10/1/2028	AA	1,240	1,290,257
Elberton GA Combined Util Sys Rev Ref & Impt(2)	5.50%	1/1/2019	Aaa	550	601,199
Fulton Cnty GA Wtr & Swr Rev(9)	5.00%	1/1/2035	AAA	400	416,564
Glynn Cnty GA Wtr & Swr Rev Ref & Impt(2)	5.00%	4/1/2023	Aaa	750	787,545
Lowndes Cnty GA Pub Facs Auth Rev Wtr & Swr Pj(2)	5.00%	6/1/2025	AAA	805	852,020
Total					10,770,052
Total Investments in Municipal Bonds 97.36% (cost $99,393,816)					103,344,684
Cash and Other Assets in Excess of Liabilities 2.64%					2,801,272
Net Assets 100.00%					$106,145,956

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)

HIGH YIELD MUNICIPAL BOND FUND December 31, 2005

				Rating:	Principal
	Interest		Maturity	S&P or	Amount
Investments	Rate		Date	Moody’s	(000)	Value

MUNICIPAL BONDS 99.40%

Acute Care Hospital 4.35%
Hilsborough Cnty FL Indl Dev Auth Tampa Gen Hosp Pj Ser A	5.00%		10/1/2018	A3	$1,000	$1,033,620
IL Fin Auth Rev Northwestern Mem Hosp Ser A	5.50%		8/15/2043	AA+	1,000	1,066,270
MA St Hlth & Edl Facs Auth Rev UMass Mem Issue Ser D	5.00%		7/1/2033	BBB	2,000	1,988,160
MI St Hosp Fin Auth Rev Chelsea Cmnty Hosp Oblig	5.00%		5/15/2030	BBB	3,175	3,170,364
Monongalia Cnty WV Bldg Cmnty Hosp Rev Monongalia Gen Hosp Ser A	5.00%		7/1/2030	A-	8,000	7,921,920
NY St Dorm Auth Revs Mt Sinai NYU Hlth Rmkt	5.50%		7/1/2026	Ba1	1,500	1,516,995
St Paul MN Hsg & Redev Auth Hosp Rev Healtheast Pj	6.00%		11/15/2035	Baa3	5,750	6,091,838
Washington Cnty AR Hosp Rev Ref Regl Med Ctr Ser B	5.00%		2/1/2030	BBB	1,500	1,503,195
Total						24,292,362

Airlines 0.09%
NJ Econ Dev Auth Continental Airlines Inc Pj AMT	7.20	% #	11/15/2030	B	500	500,880

Airport Passenger Facility Charge 0.44%
Augusta GA Arpt Rev Gen Ser C AMT	5.45%		1/1/2031	Baa3	2,410	2,454,537

Airport Special Facility 3.99%
Greater Orlando Aviation Auth Orlando FL Arpt Facs Spl JetBlue Airways Corp AMT	6.375%		11/15/2026	NR	2,000	1,973,700
Greater Orlando Aviation Auth Orlando FL Arpt Facs Spl JetBlue Airways Corp AMT	6.50%		11/15/2036	NR	5,000	4,958,650
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.25%		9/15/2029	B	8,620	7,950,829
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.625%		9/15/2012	B	850	838,857
NY New York City Indl Dev Agy Spl Fac Rev American Airlines JFK Intl Arp AMT	7.125%		8/1/2011	B-	5,000	5,025,100
Wayne Cnty MI Arpt Auth Rev Detroit Met Wayne Cnty Arpt AMT(14)	5.00%		12/1/2034	AAA	1,500	1,532,865
Total						22,280,001

See Notes to Schedule of Investments.

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Charter Schools 3.59%
Charyll Stockwell Academy MI COP	5.75%	10/1/2025	NR		$4,130	$4,165,394
Chester Cnty PA Indl Dev Auth Rev Renaissance Academy Pj A	5.625%	10/1/2015	NR		1,870	1,888,382
Detroit Cmnty High Sch MI Pub Sch Academy Rev	5.65%	11/1/2025	BB		1,000	996,370
Detroit Cmnty High Sch MI Pub Sch Academy Rev	5.75%	11/1/2030	BB		1,255	1,256,745
MI Pub Edl Facs Auth Rev Ltd Oblig Old Redford Pj Ser A	5.875%	12/1/2030	BBB-		3,720	3,754,522
Milwaukee WI Redev Auth Rev Science Ed Consortium Pj Ser A	5.625%	8/1/2025	BB+		1,715	1,718,001
Milwaukee WI Redev Auth Rev Science Ed Consortium Pj Ser A	5.75%	8/1/2035	BB+		1,000	1,000,740
Plymouth MI Edl Ctr Chrtr Sch Pub Sch Academy Rev	5.375%	11/1/2030	BBB-		1,500	1,503,855
Summit Academy MI Pub Sch Academy Rev	6.375%	11/1/2035	BB+		3,795	3,772,002
Total						20,056,011

Continuing Care Retirement Communities 10.49%
Bremer Cnty IA Retirement Fac Rev Bartels Lutheran Ser A	5.125%	11/15/2020	NR		800	802,096
Bremer Cnty IA Retirement Fac Rev Bartels Lutheran Ser A	5.375%	11/15/2027	NR		1,400	1,403,626
Bremer Cnty IA Retirement Fac Rev Bremer Lutheran Ser A	5.00%	11/15/2017	NR		1,140	1,145,221
Bucks Cnty PA Indl Dev Auth Retirement Cmnty Rev Ann’s Choice Inc Fac Ser A	6.125%	1/1/2025	NR		3,500	3,621,590
Director St NV Dept Business & Industry Las Ventanas Retirement Pj A	7.00%	11/15/2034	NR		6,000	6,264,660
Director St NV Dept Business & Industry Las Ventanas Retirement Pj B	6.00%	11/15/2014	NR		3,655	3,751,638
IL Fin Auth Rev Clare at Wtr Tower Pj Ser A	6.00%	5/15/2025	NR		4,000	4,030,320
IL Fin Auth Rev Clare at Wtr Tower Pj Ser C	5.125%	5/15/2012	NR		5,000	4,973,450
IL Fin Auth Rev Friendship Vlg Schaumburg A	5.375%	2/15/2025	BB+	(b)	4,000	3,988,400
IL Fin Auth Rev Friendship Vlg Schaumburg A	5.625%	2/15/2037	BB+	(b)	2,000	2,014,740

See Notes to Schedule of Investments.

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
James City Cnty VA Econ Dev Auth Resdl Care Fac First Mtg Williamsburg Ldg A	5.50%	9/1/2034	NR		$1,000	$1,003,640
Lebanon Cnty PA Hlth Facs Auth Hlth Ctr Rev Pleasant View Rt Ser A	5.125%	12/15/2020	NR		1,400	1,403,444
Lebanon Cnty PA Hlth Facs Auth Hlth Ctr Rev Pleasant View Rt Ser A	5.30%	12/15/2026	NR		500	498,730
Mesquite TX Hlth Facs Dev Retirement Fac Christian Care	5.50%	2/15/2025	BBB-		2,000	2,065,820
Mesquite TX Hlth Facs Dev Retirement Fac Christian Care	5.625%	2/15/2035	BBB-		1,750	1,797,005
MI St Hosp Fin Auth Rev Ref Presbyterian Vlg	5.25%	11/15/2025	BBB-	(b)	1,500	1,485,300
NC Med Care Commn Retirement Facs Rev Ref First Mtg UTD Methodist C	5.25%	10/1/2024	NR		750	757,343
NC Med Care Commn Retirement Facs Rev Ref First Mtg UTD Methodist C	5.50%	10/1/2032	NR		1,600	1,626,512
Virginia Beach VA Dev Auth Resdl Car Fac Mtg Rev Ref Westminister Canterbury	5.375%	11/1/2032	NR		7,100	7,194,075
Virginia Beach VA Dev Auth Resdl Care Fac Mtg Rev Ref Westminister Canterbury	5.25%	11/1/2026	NR		3,000	3,048,120
Westmoreland Cnty PA Indl Dev Auth Rev Retirement Cmnty Redstone A	5.75%	1/1/2026	NR		1,200	1,229,208
Winchester VA Indl Dev Auth Resdl Care Fac Rev Westminster Canterbury Ser A	5.20%	1/1/2027	NR		2,500	2,527,000
Winchester VA Indl Dev Auth Resdl Care Fac Rev Westminster Canterbury Ser A	5.30%	1/1/2035	NR		2,000	2,020,060
Total						58,651,998

Correctional Facilities 1.10%
Garza Cnty TX Pub Fac Corp Pj Rev	5.25%	10/1/2017	BBB		1,000	1,032,070
Garza Cnty TX Pub Fac Corp Pj Rev	5.50%	10/1/2019	BBB		1,600	1,672,496
Madison Cnty FL Rev First Mtg Twin Oaks Pj Ser A	6.00%	7/1/2025	NR		1,300	1,288,209
San Luis AZ Fac Dev Corp Rev Sr Lien Pj Regl Detention Ctr	7.00%	5/1/2020	NR		1,000	987,340
San Luis AZ Fac Dev Corp Rev Sr Lien Pj Regl Detention Ctr	7.25%	5/1/2027	NR		1,200	1,181,172
Total						6,161,287

Dirt Bonds, Tax Increment/Allocation 2.90%
Allegheny Cnty PA Redev Auth Rev Pittsburgh Mills Pj	5.60%	7/1/2023	NR		500	525,920

See Notes to Schedule of Investments.

				Rating:	Principal
	Interest		Maturity	S&P or	Amount
Investments	Rate		Date	Moody’s	(000)	Value
Atlanta GA Tax Allocation Eastside Pj Ser A AMT	5.625%		1/1/2016	NR	$1,500	$1,535,010
Atlanta GA Tax Allocation Eastside Pj Ser B	5.60%		1/1/2030	NR	1,000	1,006,130
Beaumont CA Fin Auth Loc Agy Rev Ser D	5.80%		9/1/2035	NR	500	526,350
Branson MO Indl Dev Auth Tax Increment Rev Branson Landing Retail Pj	5.50%		6/1/2029	NR	6,220	6,293,396
Etiwanda Sch Dist CA Spl Tax Cmnty Facs Dist No 2004-1	5.45%		9/1/2029	NR	1,000	1,017,870
Indio CA Cmnty Facs Dist No 04-3 Terra Lago Impt Area 1	5.15%		9/1/2035	NR	1,825	1,802,990
Poway CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 11 Area B	5.00%		9/1/2030	NR	1,000	984,610
San Francisco CA City & Cnty Red Agy Dist No 6 Mission Bay South Ser A	5.15%		8/1/2035	NR	1,500	1,500,390
Temecula Vly CA Unif Sch Dist Cmnty Facs Dist Spl Tax No 02-1	5.125%		9/1/2035	NR	1,000	1,005,140
Total						16,197,806

Education 0.47%
PA St Higher Edl Facs Auth College & Univ Rev Geneva College	5.375%		4/1/2015	BBB-	2,000	2,081,660
Private Colleges & Univs Auth GA Rev Spelman College	5.25%		6/1/2021	Aa3	500	540,365
Total						2,622,025

Electric Revenue Bonds 1.09%
MS Business Fin Corp MS Pollutn Ctrl Sys Energy Res Inc Pj	5.875%		4/1/2022	BBB-	5,995	6,087,922

Gaming 1.13%
Mohegan Tribe Indians CT Gaming Auth Pub Impt Priority Dist	5.375%		1/1/2011	BB+	1,400	1,465,646
Mohegan Tribe Indians CT Pub Impt Priority Dist	5.125%		1/1/2023	BB+	3,350	3,353,250
Mohegan Tribe Indians CT Pub Impt Priority Dist	5.25%		1/1/2033	BB+	1,500	1,497,840
Total						6,316,736

General Airport Revenue Bonds 0.89%
Dallas-Fort Worth TX Intl Arpt Fac Impt
Corp Rev Ref A Sub Ser 1 Rmkt AMT	8.50	% #	5/1/2029	CCC	1,000	991,560

See Notes to Schedule of Investments.

				Rating:		Principal
	Interest		Maturity	S&P or		Amount
Investments	Rate		Date	Moody’s		(000)	Value
Dallas-Fort Worth TX Intl Arpt Fac Impt Corp Rev Ref A Sub Ser 2 Rmkt AMT	9.00	% #	5/1/2029	CCC		$2,500	$2,507,225
Dallas-Fort Worth TX Intl Arpt Fac Impt Corp Rev Ref A Sub Ser 3 Rmkt AMT	9.125%		5/1/2029	CCC		1,500	1,507,095
Total							5,005,880

General Obligation 1.34%
CA St PA 1300 RIBs RITES	5.877%		11/1/2024	NR		5,000	5,528,900
Elwood IL Cap Apprec(c)(15)	Zero Coupon		3/1/2026	AA		2,815	943,109
FL St Bd of Ed Pub Ed Ser D	5.00%		6/1/2033	AAA		725	759,930
Todd Morrison Cass & Wadena Cntys MN Hlthcare Fac Lakewood	5.00%		12/1/2034	Baa2		250	254,303
Total							7,486,242

Healthcare 3.87%
IL Fin Auth Rev Landing at Plymouth Pl Pj A	6.00%		5/15/2025	NR		3,000	3,053,010
Kerrville TX Health Facs Dev Corp Hosp Rev Sid Peterson Mem Hosp Pj	5.125%		8/15/2026	BBB-		1,125	1,135,991
Kerrville TX Health Facs Dev Corp Hosp Rev Sid Peterson Mem Hosp Pj	5.375%		8/15/2035	BBB-		6,875	6,986,650
Knox Cnty TN Hlth Ed & Hsg Fac Bd Rev Univ Hlth Sys Inc	5.625%		4/1/2029	Baa1		1,000	1,027,210
MA St Hlth & Edl Facs Auth Rev Milton Hosp Ser D	5.25%		7/1/2030	BBB-		2,000	1,980,940
NC Med Care Cmnty Hlthcare Facs Rev Ref 1st Mtg Presbyterian Ser A	5.25%		7/1/2021	NR		1,720	1,730,200
St Paul MN Hsg & Redev Auth Hosp Rev Healtheast Pj	6.00%		11/15/2030	Baa3		2,500	2,658,550
Sylacauga AL Health Care Auth Rev Ser A Coosa Vly Med Ctr	6.00%		8/1/2035	NR		3,000	3,039,060
Total							21,611,611

Healthcare System 9.75%
CA Statewide Cmntys Dev Auth Rev Daughters of Charity Hlth A	5.25%		7/1/2030	BBB+		11,290	11,543,912
Franklin Cnty OH Hlthcare Facs Rev OH Presbyterian Svcs A	5.00%		7/1/2026	BBB		1,200	1,210,824
Joplin MO Indl Dev Auth Hlthfacs Rev Freeman Hlth Sys Pj	5.75%		2/15/2035	BBB+		500	536,055
KY Econ Dev Fin Auth Hlth Sys Norton Healthcare Inc Ser A	6.50%		10/1/2020	BBB+(b	)	1,400	1,534,540

See Notes to Schedule of Investments.

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Lubbock TX Hlth Facs Dev Corp Rev Ref 1st Mtg Carillon Pj A	6.30%	7/1/2019	NR	$4,010	$3,970,542
MA St Hlth & Edl Facs Auth Rev Caritas Christi Oblig Grp A	5.625%	7/1/2020	BBB	1,005	1,035,130
MA St Hlth & Edl Facs Auth Rev UMass Mem Issue Ser D	5.25%	7/1/2025	BBB	10,565	10,932,028
Miami Beach FL Hlth Facs Rev Hosp Auth Mt Sinai Med Ctr FL Pj	5.375%	11/15/2028	BB+	1,510	1,525,115
NC Med Care Cmnty Hlthcare Facs Rev Ref 1st Mtg Presbyterian Ser A	5.125%	7/1/2018	NR	1,000	1,004,100
NJ Hlthcare Fac Fin Auth Rev Somerset Med Ctr	5.50%	7/1/2033	Baa3	1,700	1,727,081
NY St Dorm Auth Revs Non St Supported Debt Mt Sinai NYU Hlth C Rmkt	5.50%	7/1/2026	Ba1	4,000	4,045,320
Orange Cnty FL Hlth Fac Auth Ref Hlthcare Orlando Lutheran	5.375%	7/1/2020	NR	1,100	1,094,082
Orange Cnty FL Hlth Fac Auth Ref Hlthcare Orlando Lutheran	5.70%	7/1/2026	NR	1,920	1,935,514
St Mary Hosp Auth PA Hlth Sys Rev Catholic Hlth Ser B	5.375%	11/15/2034	A1	500	525,310
St Paul MN Port Auth Lease Rev Healtheast Midway Campus 03 A	5.75%	5/1/2025	BB	1,520	1,548,409
Sylacauga AL Hlthcare Auth Rev Ser A Coosa Vly Med Ctr	6.00%	8/1/2025	NR	3,000	3,039,060
Tomball TX Hosp Auth Rev Ref Hosp	5.00%	7/1/2020	Baa3	5,000	5,045,100
Virginia MN Hsg & Redev Auth Hlthcare Fac Lease Rev	5.375%	10/1/2030	Baa1	2,165	2,216,743
Total					54,468,865

Housing 1.33%
MA St Hsg Fin Agy Hsg Ser E AMT	5.00%	12/1/2028	AA-	1,500	1,506,345
MA St Hsg Fin Agy Ser K20	6.65%	12/1/2048	Aa3	5,930	5,930,000
Total					7,436,345

Industrial 5.33%
Allegheny Cnty PA Indl Dev Auth Rev Ref Environ Impt	5.50%	11/1/2016	BB	1,500	1,519,905
Courtland AL Indl Dev Bd Solid Wst Disp Rev Intl Paper Co Pj B AMT	5.20%	6/1/2025	BBB	2,305	2,308,273
Courtland AL Indl Dev Bd Solid Wst Disp Rev Ref Intl Paper Co Pj A AMT	5.20%	6/1/2025	BBB	5,500	5,507,810

See Notes to Schedule of Investments.

				Rating:	Principal
	Interest		Maturity	S&P or	Amount
Investments	Rate		Date	Moody’s	(000)	Value
IL Fin Auth Solid Waste Disp Waste Mgmt Inc Pj AMT	5.05%		8/1/2029	BBB	$1,500	$1,499,940
NY New York City Indl Dev Agy Spl Fac Rev American Airlines JFK Intl AMT	7.625	% #	8/1/2025	B-	5,000	5,140,100
NJ Econ Dev Auth Rev Glimcher Pptys LP Pj AMT	6.00%		11/1/2028	NR	5,000	5,059,900
OH St Environmental Facs Rev Ford Motor Co Pj AMT	6.15%		6/1/2030	BB+	2,000	1,642,120
Port Corpus Christi Auth TX Celanese Pj Ser A	6.45%		11/1/2030	B2	6,700	7,108,700
Total						29,786,748

Investor Owned Utility 2.11%
PA Econ Dev Fin Auth Exempt Facs Rev Reliant Energy Ser B Conv 12/22/2004 AMT	6.75	% #	12/1/2036	B1	9,500	10,166,520
PA Econ Dev Fin Auth Rev
Reliant Energy A AMT	6.75	% #	12/1/2036	B1	1,500	1,605,240
Total						11,771,760

Miscellaneous 1.42%
De Kalb Cnty GA Dev Auth Pollutn Ctrl Rev Ref Gen Mtrs Corp Pjs	6.00%		3/15/2021	B1	4,500	3,393,000
Sweetwater Cnty WY Solid Waste Disp Rev Ref FMC Corp Pj AMT	5.60%		12/1/2035	BBB-	4,500	4,552,965
Total						7,945,965

Multi-Family Revenue Bonds 0.19%
Garza Cnty TX Pub Fac Corp Pj Rev	5.50%		10/1/2018	BBB	1,000	1,048,600

Multi-Family Housing 2.44%
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.375%		12/1/2029	Ba1	3,280	3,086,775
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.45%		12/1/2019	Ba1	1,515	1,478,292
MA St Hsg Fin Agy Hsg Ser B	5.00%		6/1/2030	AA-	1,000	1,022,400
Met Govt Nashville & Davidson Cnty TN Facs Bd Rev Multi Fam Hsg Prestige A	7.50%		12/20/2040	NR	4,000	4,007,840
Munimae Te Bond Subs LLC Perp Sub Pfd Shs Ser B 3+(d)	5.30%		9/30/2015	Baa1e	2,000	2,025,640
Munimae Te Bond Subs LLC Perp Sub Pfd Shs Ser D+(d)	5.90%		9/30/2015	Baa3e	2,000	2,024,820
Total						13,645,767

See Notes to Schedule of Investments.

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Nursing Home 0.27%
Kerrville TX Hlth Facs Dev Corp Hosp Rev Sid Peterson Mem Hosp Pj	5.45%	8/15/2035	BBB-		$1,500	$1,500,060

Nursing Home Continuing Care Retirement Communities 0.80%
CO Hlth Facs Auth Rev Covenant Retirement Cmntys Inc	5.00%	12/1/2035	BBB		4,000	3,972,800
WI Hlth & Edl Facs Hlth Facs Three Pillars Sr Living A	5.50%	8/15/2034	A-	(b)	500	510,970

Total						4,483,770

Resource Recovery 3.12%
Burlington KS Pollutn Ctrl RI TRS Ser K RIBs	8.36%	6/1/2031	AAA		4,500	5,433,525
CA Polltn Ctrl Fin Auth Solid Wst Mgmt Inc Pj Ser A2 AMT	5.40%	4/1/2025	BBB		1,000	1,051,310
Gaston Cnty NC Facs & Pollutn Ctrl Fin Auth Rev Exempt Facs Natl Gypsum Co Pj AMT	5.75%	8/1/2035	NR		4,890	5,101,444
Independence Cnty AR Pollutn Ctrl Rev Ref Entergy AR Inc	5.00%	1/1/2021	A-		1,000	1,014,030
Little River Cnty AR Rev Ref Georgia Pacific Corp Pj AMT	5.60%	10/1/2026	Ba2		2,475	2,354,220
Moraine OH Solid Wst Disp Rev General Motors Corp Pj AMT	6.75%	7/1/2014	B1		2,000	1,725,080
Niagara Cnty NY Indl Dev Agy Solid Wst Disp Ser B AMT	5.55# %	11/15/2024	Baa3		750	787,417

Total						17,467,026

Sales Tax 1.27%
NJ Econ Dev Auth Rev PA 1304 RIBs RITES(10)	7.841%	9/1/2025	AAA		3,350	5,011,969
Wyandotte Cnty/Kansas City KS Unif Govt Spl Oblig Rev Ref Sales Tax 2nd Lien Area B	5.00%	12/1/2020	BBB-	(b)	2,000	2,066,200

Total						7,078,169

Single Family Housing 0.93%
ID Hsg & Fin Assn Sing Fam Mtg Rev Ser D Cl III AMT	4.90%	1/1/2026	A1		2,000	2,031,980
NJ St Hsg & Mtg Fin Ag Sing Fam Ser M AMT	5.00%	10/1/2036	AA		1,480	1,496,265
Puerto Rico Hsg Fin Corp Rev Hmowner Mtg Ser A AMT(11)	5.20%	12/1/2032	AAA		1,620	1,673,946

Total						5,202,191

See Notes to Schedule of Investments.

				Rating:	Principal
	Interest		Maturity	S&P or	Amount
Investments	Rate		Date	Moody’s	(000)	Value
Single Family Revenue Bonds 1.48%
AK St Hsg Fin Corp Rites PA 1298 RIBs(14)	6.162%		12/1/2025	NR	$5,000	$5,800,500
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg Fin C AMT	4.70%		1/1/2029	Aa1	2,500	2,479,150

Total						8,279,650

Special Assessment 16.04%
Arborwood Cmnty Dev Dist FL Cap Impt Rev Master Infras Pj A	5.35%		5/1/2036	NR	5,000	5,013,900
Bartram Pk Cmnty Dev Dist FL Spl Assmt	5.30%		5/1/2035	NR	2,000	2,010,900
Brentwood CA Infrast Fin Auth CIFP-1	5.00%		9/2/2025	NR	2,500	2,472,075
Brentwood CA Infrast Fin Auth CIFP-1	5.15%		9/2/2035	NR	1,000	993,910
Durbin Crossing Cmnty Dev Dist FL Spl Assmt Ser A	5.50%		5/1/2037	NR	6,000	6,022,140
East Homestead Cmnty Dev Dist FL Spl Assmt Rev	5.45%		5/1/2036	NR	1,000	1,010,140
Fulton Cnty GA Dev Auth Loc Dist Cooling Fac Rev Sr Maxon Atlantic Station A AMT	5.125	% #	3/1/2026	BBB	1,000	991,860
Lake Elsinore CA Unif Sch Cmnty Facs Dist Spl Tax No 2004-03	5.25%		9/1/2029	NR	1,650	1,651,023
Murrieta CA Cmnty Facs Dist Spl Tax No 3 Creekside Vlg Impt Area 1	5.20%		9/1/2035	NR	1,500	1,495,395
Northstar Cmnty Svcs Dist CA Spl Tax Cmnty Facs Dist No 1	5.45%		9/1/2028	NR	7,000	7,083,370
Palma Sola Trace Cmnty Dev Dist FL Cap Impt Rev	5.75%		5/1/2035	NR	885	894,824
Panther Trace II FL Cmnty Dev
Dist Rev Spl Assmt Ser A	5.60%		5/1/2035	NR	1,875	1,885,987
Pine Isl Cmnty Dev Dist FL Spl Assmt	5.75%		5/1/2035	NR	3,250	3,323,677
Poway CA Unif Sch Dist Spl Tax Cmnty Facs Dist 6-4 S Ranch	5.125%		9/1/2035	NR	2,100	2,076,165
Prince Georges Cnty MD Spl Oblig Natl Harbor Pj Rmkt	5.20%		7/1/2034	NR	10,250	10,201,620
Prince Georges Cnty Md Spl Tax Victoria Falls Pj	5.25%		7/1/2035	NR	1,250	1,255,213
Rancho Cordova Cmnty Facs Dist CA Spl Tax No 2003 1 Sunridge Anatolia	5.375%		9/1/2030	NR	1,500	1,498,875
Rio CA Elem Sch Dist Cmnty Facs Dist Spl Tax No 1	5.125%		9/1/2028	NR	3,000	3,025,050

See Notes to Schedule of Investments.

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
River Bend Cmnty Dev Dist FL Cap Impt Rev	5.45%	5/1/2035	NR	$960	$964,637
Roseville CA Spl Tax Cmnty Facs Dist No 1 Westpark	5.15%	9/1/2030	NR	2,000	1,997,360
Roseville CA Spl Tax Cmnty Facs Dist No 1 Westpark	5.20%	9/1/2036	NR	3,500	3,536,820
Tern Bay Cmnty Dev Dist FL Cap Impt Rev Ser A	5.375%	5/1/2037	NR	8,000	8,070,400
Watson Rd Cmnty Facs Dist AZ Spl Assmt Rev	5.75%	7/1/2022	NR	3,960	3,987,878
Westridge Cmnty Dev Dist FL Cap Impt Rev	5.80%	5/1/2037	NR	15,000	15,110,100
Woodmen Heights Met Dist No 1 CO Rev	7.00%	12/1/2030	NR	3,000	3,069,810

Total					89,643,129

Special Tax 0.92%
Lake Elsinore CA Spl Tax Cmnty Facs Dist 3 Impt Area 1	5.25%	9/1/2030	NR	1,195	1,206,018
Menifee CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 2002-5	5.50%	9/1/2034	NR	500	510,115
Midtown Miami FL Cmnty Dev FL Spl Assmt Rev Ser A	6.25%	5/1/2037	NR	500	532,280
South Fork East Cmnty Dev Dist FL Cap Impt Rev	5.35%	5/1/2036	NR	2,925	2,907,391

Total					5,155,804

Student Housing 0.19%
Cleveland Cuyahoga Cnty OH Student Hsg Euclid Ave Fenn Pj(2)	5.00%	8/1/2021	AAA	1,000	1,058,450

Tobacco 10.36%
Badger Tob Asset Securitization Corp WI Asset Bkd	6.375%	6/1/2032	BBB	3,340	3,556,900
Golden St Tob Securitization Corp CA Tob Settlmnt Rev F C1 RIBs+	5.99%	6/1/2045	A3	10,000	10,148,400
Golden St Tob Securitization Corp CA Tob Settlmnt Rev Ser 2003 A 1	6.75%	6/1/2039	BBB	1,290	1,444,297
Northern Tob Securitization Corp AK Tob Settlmnt Asset Bkd Bds	6.50%	6/1/2031	BBB	1,125	1,181,407
Tob Securitization Auth So CA Tob Settlmnt Asset Bkd Bds Sr Ser A	5.25%	6/1/2027	BBB	840	854,154
Tob Settlmnt Auth IA Tob Settlmnt Rev Asset Bkd Ser C	5.375%	6/1/2038	BBB	8,000	7,825,360

See Notes to Schedule of Investments.

				Rating:	Principal
	Interest		Maturity	S&P or	Amount
Investments	Rate		Date	Moody’s	(000)	Value
Tob Settlement Fin Corp RI Asset Bkd Ser A	6.00%		6/1/2023	BBB	$4,075	$4,268,522
Tob Settlement Fin Corp RI Asset Bkd Ser A	6.125%		6/1/2032	BBB	1,410	1,474,733
Tob Settlement Fin Corp RI Asset Bkd Ser A	6.25%		6/1/2042	BBB	2,905	3,033,837
Tob Settlment Fin Corp NJ	6.75%		6/1/2039	BBB	1,000	1,116,310
Tob Settlmnt Fin Corp VA Asset Bkd	5.50%		6/1/2026	BBB	9,950	10,154,472
Tob Settlmnt Fin Corp VA Asset Bkd	5.625%		6/1/2037	BBB	9,755	9,828,845
Tobacco Settlmnt Rev Mgmt Auth SC Sec B	6.375%		5/15/2028	BBB	1,850	1,979,685
Westchester Tob Asset Securitization Corp NY	5.125%		6/1/2038	BBB	1,060	1,014,007

Total						57,880,929

Toll Roads 0.48%
NJ St Tpk Auth Rev Rols RR II R 323 RIBs(2)	6.359%		1/1/2035	Aaa	500	533,550
Pocahontas Pkwy Assoc VA Toll Rd Rev Ser A	5.50%		8/15/2028	BB-	2,105	2,159,246

Total						2,692,796

Transportation 2.42%
Augusta GA Arpt Rev Gen Arprt Passenger B AMT	5.35%		1/1/2028	Baa3	500	507,840
Metropolitan Transn Auth NY Rev K3 RIBs	6.26%		11/15/2035	NR	10,000	10,934,400
St Paul MN Port Auth Lease Rev Healtheast Midway Campus 03 A	5.875%		5/1/2030	BB	1,000	1,025,510
Tulsa OK Muni Arpt Tr Rev Ref Ser A Rmkt AMT	7.75	% #	6/1/2035	B-	1,000	1,048,310

Total						13,516,060

Universities 2.81%
CA St Pub Wks Bd Lease Rev Univ CA Institute Pj C	5.00%		4/1/2030	AA-	9,100	9,461,179
MA St Dev Fin Agy Rev Eastern Nazarene College	5.625%		4/1/2029	BB+	1,000	1,000,130
NY St Dorm Auth Revs Non St Supported Debt Montefiore Med Ctr(8)(9)	5.00%		2/1/2022	AAA	5,000	5,268,150

Total						15,729,459
Total Municipal Bonds (cost $552,897,181)						555,516,841

See Notes to Schedule of Investments.

	Shares
Investments	(000)	Value
SHORT-TERM INVESTMENTS 0.00%

Money Market Mutual Funds 0.00%

Dreyfus Municipal Cash Management Plus	1	$1,348
SSgA Tax Free Money Market Fund	4	3,764

Total Short-Term Investments (cost $5,112)		5,112

Total Investments in Securities 99.40% (cost $552,902,293)		555,521,953

Other Assets in Excess of Liabilities 0.60%		3,343,331

Net Assets 100.00%		$558,865,284

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

MICHIGAN TAX-FREE TRUST December 31, 2005

				Rating:	Principal
	Interest		Maturity	S&P or	Amount
Investments	Rate		Date	Moody’s	(000)	Value
MUNICIPAL BONDS 98.93%

Education 10.09%
Eastern MI Univ Rev Gen Ser B(9)	5.60%		6/1/2025	AAA	$1,430	$1,541,268
Grand Vly MI St Univ Rev(9)	5.50%		2/1/2018	AAA	1,150	1,285,838
MI Muni Bd Auth Rev Ref Sch Dist City of Detroit(10)	5.00%		6/1/2020	AAA	1,000	1,060,800
MI St Grant Antic Notes Ser B(10)	3.49	% #	9/15/2009	AAA	690	690,000
North Branch MI Area Schs Sch Bldg & Site(14)	5.00%		5/1/2035	AAA	1,000	1,046,200
Puerto Rico Comwlth Pub Impt PA 1280 RIBs RITES	5.397%		7/1/2034	AA+	1,000	1,006,840
Univ MI Univ Rev Student Fee Ser A	6.00%		4/1/2007	AAA	250	258,145
Wayne Cnty MI Cmnty College Impt(2)	5.50%		7/1/2019	AAA	565	603,160
Total						7,492,251

General Obligation 21.72%
Adrian MI City Sch Dist(10)	5.00%		5/1/2034	AAA	1,500	1,562,055
Anchor Bay MI Sch Dist Sch Bldg & Site	5.00%		5/1/2033	AA	1,000	1,035,940
Belding MI Area Sch(2)	5.00%		5/1/2026	AAA	400	409,388
Birmingham MI City Sch Dist Sch Bldg & Site(10)	5.00%		11/1/2033	AAA	1,000	1,044,910
Caledonia MI Cmnty Schs(6)(10)	5.25%		5/1/2022	AAA	1,025	1,102,203
Carman-Ainsworth MI Cmnty Sch(9)	5.00%		5/1/2027	AAA	1,000	1,038,890
Grand Blanc MI Cmnty Schs Sch Bldg & Site(10)	5.00%		5/1/2021	AAA	500	529,620
Grand Rapids MI Smartzone Loc Dev Auth(2)	5.375%		6/1/2028	AAA	1,125	1,223,572
Huron MI Sch Dist(10)	5.25%		5/1/2021	AAA	250	265,448
Kenowa Hills MI Pub Schs(9)	5.00%		5/1/2026	AAA	1,305	1,372,429
Lake Orion MI Cmnty Sch Dist	5.125%		5/1/2022	AA	550	582,340
Saginaw MI City Sch Dist Sch Bldg & Site(10)	5.00%		5/1/2034	AAA	1,125	1,172,340
South Lyon MI Cmnty Schs Sch Bldg & Site(9)	5.25%		5/1/2022	AAA	1,000	1,075,790
Southfield MI Pub Schs Sch Bldg & Site Ser A(9)	5.25%		5/1/2021	AAA	1,025	1,106,252

See Notes to Schedule of Investments.

1

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Southfield MI Pub Schs Sch Bldg & Site Ser B(10)	5.00%	5/1/2029	AAA	$1,000	$1,047,770
Warren MI Cons Sch Dist Sch Bldg & Site(9)	5.00%	5/1/2027	AAA	1,000	1,044,150
Wayne Cnty MI Bldg Auth Cap Impt Ser A(14)	5.25%	6/1/2016	AAA	500	513,760
Total					16,126,857

Healthcare 6.37%
MI St Hosp Fin Auth Rev(14)	5.00%	11/15/2036	AAA	3,500	3,634,995
MI St Hosp Fin Auth Rev Ref Trinity Hlth Ser A(2)(16)	6.00%	12/1/2027	AAA	1,000	1,099,760
Total					4,734,755

Lease 2.38%
Grand Rapids MI Pub Sch(14)	5.00%	11/1/2021	AAA	250	262,803
MI St Hse Reps Cap Apprec COP(2)	Zero Coupon	8/15/2024	AAA	3,565	1,501,649
Total					1,764,452

Miscellaneous 5.74%
MI Muni Bd Auth Rev Ref Sch Ln Ser A(13)(14)	5.25%	6/1/2010	AAA	2,500	2,688,725
MI St Bldg Auth Rev Ref Facs Pg Ser I(2)	5.00%	10/15/2033	AAA	1,500	1,575,660
Total					4,264,385

Power 3.52%
MI St Strategic Fd Ltd Oblig(2)	7.00%	5/1/2021	AAA	500	650,980
MI St Strategic Fd Ltd Oblig Rev Detroit Fd Ser BB(14)	7.00%	7/15/2008	AAA	350	380,446
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN(14)	5.00%	7/1/2032	AAA	500	520,580
Puerto Rico Elec Pwr Auth Pwr Rev Ser RR(17)	5.00%	7/1/2025	AAA	1,000	1,060,470
Total					2,612,476

Pre-Refunded 36.17%
Alpena MI Pub Schs(14)	5.625%	5/1/2022	AAA	500	515,220
Anchor Bay MI Sch Dist Sch Bldg & Site Ser I(9)	6.00%	5/1/2023	AAA	1,100	1,191,949
Bloomingdale MI Pub Sch Dist No 16	5.50%	5/1/2021	AA	450	492,421

See Notes to Schedule of Investments.

2

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Central Montcalm MI Pub Schs(14)	5.90%	5/1/2019	AAA	$1,000	$1,080,470
Crawford Ausable MI Sch Dist Sch Bldg & Site	5.00%	5/1/2021	AA	350	374,574
Detroit MI City Sch Dist Sch Bldg & Site Impt Ser A(9)	5.25%	5/1/2028	AAA	1,000	1,098,570
Eastern MI Univ Rev(9)	5.50%	6/1/2027	AAA	500	514,935
Elkton Pigeon Bay Port MI Sch Dist	5.375%	5/1/2025	AA	700	755,391
Forest Hills MI Pub Schs(9)	5.25%	5/1/2020	Aaa	2,000	2,144,140
Greenville MI Pub Sch Ref(10)	6.00%	5/1/2025	AAA	1,000	1,083,590
Hartland MI Cons Sch Dist(9)	6.00%	5/1/2021	AAA	1,950	2,152,917
Howell MI Pub Sch(14)	6.00%	5/1/2025	AAA	1,100	1,138,786
Huron Vly MI Sch Dist(9)	5.75%	5/1/2022	AAA	250	258,013
Kalamazoo MI Hosp Fin Auth Fac Rev Hosp Rev RIBs(9)	7.288%	6/1/2011	AAA	2,000	2,039,160
Kaleva Norman ETC MI Sch Dist Ref Bldg & Site(9)	6.00%	5/1/2025	Aaa	600	650,154
Laingsburg MI Cmnty Sch Dist Sch Bldg & Site Bd	5.25%	5/1/2026	AA	450	488,142
Lake Orion MI Cmnty Sch Dist Ser A(9)	6.00%	5/1/2017	AAA	1,335	1,468,286
Lakeview MI Cmnty Sch(9)	5.60%	5/1/2022	AAA	210	216,325
Memphis MI Cmnty Sch Ref(9)	5.25%	5/1/2029	Aaa	150	159,029
MI St Comprehensive Transn Ser B(10)	5.25%	5/15/2020	AAA	1,000	1,092,420
MI St COP(2)	Zero Coupon	6/1/2022	AAA	2,000	962,200
Muskegon Heights MI Wtr Sys Ser A(14)	5.625%	11/1/2020	Aaa	300	328,464
Muskegon Heights MI Wtr Sys Ser A(14)	5.625%	11/1/2025	Aaa	320	350,362
Paw Paw MI Pub Sch Dist Sch Bldg & Site	6.00%	5/1/2030	AA	1,325	1,462,879
Potterville MI Pub Sch(10)	6.00%	5/1/2029	AAA	1,000	1,083,590
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser B	6.50%	7/1/2027	BBB+	1,000	1,133,510
Puerto Rico Comwlth Ser A ETM	5.50%	10/1/2040	AAA	1,000	1,080,040
South Lyon MI Cmnty Schs(10)	5.50%	5/1/2023	AAA	1,425	1,544,871
Total					26,860,408

See Notes to Schedule of Investments.

3

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Transportation 1.82%
MI St Comprehensive Transn Ref Ser A(10)	5.00%	11/1/2021	AAA		$700	$731,927
Puerto Rico Comwlth Hwy & Transn Auth Rev PA 1052 RIBs RITES	6.817%	1/1/2010	AAA	(a)	500	617,300
Total						1,349,227

Water/Sewer 11.12%
Detroit MI Disp Rev Ref Sr Lien Ser A(10)	5.00%	7/1/2028	AAA		1,000	1,041,160
Detroit MI Wtr Supply Sys Sr Lien Ser A(14)	5.00%	7/1/2034	AAA		1,000	1,038,570
Grand Rapids MI Santn Swr Sys(14)	5.00%	1/1/2034	AAA		1,000	1,050,880
Grand Rapids MI Santn Swr Sys Rev Ref & Impt Ser A(9)	4.75%	1/1/2028	AAA		1,050	1,060,742
Grand Rapids MI Water Supply(9)	5.00%	1/1/2035	AAA		1,000	1,048,900
Lansing MI Bd Wtr & Lt Wtr Supply Steam & Elec Util Sys(10)	5.00%	7/1/2022	AAA		1,865	1,964,908
MI Muni Bd Auth Rev Drinking Wtr St Revolving Fd	5.00%	10/1/2024	AAA		1,000	1,053,670
Total						8,258,830
Total Investments in Municipal Bonds 98.93% (cost $69,521,612)						73,463,641
Cash and Other Assets in Excess of Liabilities 1.07%						794,801
Net Assets 100.00%						$74,258,442

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

PENNSYLVANIA TAX-FREE TRUST December 31, 2005

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 98.22%

Education 16.87%
Lehigh Cnty PA Gen Purp Auth Rev Desales Univ Pj(15)	5.125%	12/15/2023	AA	$1,000	$1,050,280
PA St Higher Edl Facs Auth Rev Drexel Univ Ser A	5.20%	5/1/2032	A+	600	632,688
PA St Higher Edl Facs Auth Rev Lafayette College Pj	6.00%	5/1/2030	AA-	1,425	1,557,098
PA St Higher Edl Facs Auth Rev Univ of Scranton(2)	5.75%	11/1/2017	AAA	1,000	1,099,170
PA St Higher Edl Facs Auth Moravian College Pj(15)	5.375%	7/1/2031	AA	1,000	1,047,080
PA St Higher Edl Facs Auth Rev Slippery Rock Univ Fndtn Ser A(17)	5.00%	7/1/2037	AAA	1,000	1,036,700
PA St Higher Edl Facs Auth Rev Ursinus College(15)	5.50%	1/1/2024	AA	1,000	1,075,470
PA St Higher Edl Facs Auth Rev York College PA Pj Ser EE 1(17)	5.00%	11/1/2033	AAA	1,000	1,041,700
PA St Higher Edl Facs Auth Univ of the Arts(15)	5.625%	3/15/2025	AA	1,000	1,048,720
PA St Higher Edl Facs Auth Univ of the Arts(15)	5.75%	3/15/2030	AA	500	528,305
Philadelphia PA Auth Indl Dev Rev Ed Cmnty Fgn Med Grads(14)	5.00%	6/1/2015	AAA	250	258,805
Philadelphia PA Sch Dist(9)	5.25%	6/1/2034	AAA	3,000	3,194,790
State Pub Sch Bldg Auth PA College Rev(2)	Zero Coupon	7/15/2014	AAA	295	207,305
State Pub Sch Bldg Auth PA College Rev(2)	Zero Coupon	7/15/2015	AAA	295	197,609
State Pub Sch Bldg Auth PA College Rev(2)	Zero Coupon	7/15/2016	AAA	295	188,301
State Pub Sch Bldg Auth PA Jefferson Cnty Dubois Tech Sch(9)	5.00%	2/1/2029	AAA	1,000	1,047,520
State Pub Sch Bldg Auth PA Sch Rev Lease Phil Sch(10)	5.25%	6/1/2027	AAA	1,000	1,065,540
Total					16,277,081

General Obligation 8.57%
Annville Cleona PA Sch Dist(10)	6.00%	3/1/2031	Aaa	500	576,005
Bristol Boro PA Sch Dist(10)	5.25%	3/1/2031	AAA	500	536,365

See Notes to Schedule of Investments.

1

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Delaware Vly PA Regl Fin Auth Loc Govt Rev Ser C(2)	7.75%	7/1/2027	AAA		$1,000	$1,416,670
Montgomery Cnty PA	5.00%	9/15/2022	Aaa		625	656,512
Pennsbury PA Sch Dist(9)	5.50%	1/15/2020	Aaa		1,000	1,093,830
Pine-Richland Sch Dist PA(10)	5.00%	7/15/2035	AAA		1,000	1,047,070
Puerto Rico Comwlth Unrefunded Bal Ser A	5.375%	7/1/2028	BBB		1,825	1,894,697
West Middlesex Area Sch Dist PA(9)	5.15%	12/15/2030	AAA		1,000	1,044,140
Total						8,265,289

Healthcare 4.68%
Allegheny Cnty PA Hosp Dev Catholic Hlth East Issue	5.50%	11/15/2032	A1		1,500	1,577,670
Delaware Cnty PA Auth Hosp Rev Crozer Chester Med Ctr(1)(4)	5.375%	12/1/2018	A		1,000	1,029,220
Montgomery Cnty PA Higher Ed & Hlth Sys Catholic Hlth East C	5.375%	11/15/2034	A1		1,000	1,052,840
Puerto Rico Indl Tourist Edl Mutuo Oblig Grp Ser A(14)	6.25%	7/1/2024	AAA		850	859,843
Total						4,519,573

Industrial 3.72%
Allegheny Cnty PA Indl Dev Auth Rev Envr Impt USX Pj	6.10%	7/15/2020	BBB+		1,000	1,044,060
Philadelphia PA Auth For Indl Dev Lease Rev Ser B(10)	5.125%	10/1/2026	AAA		1,000	1,052,540
York Cnty PA Ind Dev Auth Pollutn Ctrl Rev Svc Elec & Gas Ser A(14)	6.45%	10/1/2019	AAA		1,475	1,494,175
Total						3,590,775

Lease 1.65%
York PA Gen Auth Rev York City Recreation Corp GTD(2)	5.50%	5/1/2018	AAA		1,475	1,592,499

Miscellaneous 3.04%
Allegheny Cnty PA Redev Auth Tax Inc Rev Wtrfrt Pj Ser A	6.30%	12/15/2018	A-(b	)	1,000	1,091,640
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I GTD	5.375%	7/1/2034	BBB		1,000	1,053,950
Washington Cnty PA Auth Rev Cap Fdg Rev Pj & Equip Pg(2)	6.15%	12/1/2029	AAA		730	786,539
Total						2,932,129

See Notes to Schedule of Investments.

2

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded 41.66%
Allegheny Cnty PA Port Auth Spl Rev Transn(14)	6.00%	3/1/2013	AAA	$2,000	$2,177,240
Allegheny Cnty PA Port Auth Spl Rev Transn(14)	6.125%	3/1/2029	AAA	500	546,170
Allegheny Cnty PA San Auth Swr Rev(14)	5.375%	12/1/2024	AAA	2,000	2,109,740
Bethlehem PA Area Sch Dist(14)	6.00%	3/1/2016	AAA	1,000	1,004,200
Bucks Cnty PA Wtr & Swr Auth Neshaminy Interceptor Swr Sys(2)	5.50%	6/1/2017	Aaa	465	496,908
Childrens Tr Fd Puerto Rico Tob Set Rev	6.00%	7/1/2026	AAA	750	828,247
Mifflin Cnty PA(9)	5.625%	9/1/2031	AAA	2,500	2,767,625
Montgomery Cnty PA Indl Dev Auth Rev Hill Sch Pj(14)	5.35%	8/15/2027	Aaa	2,250	2,323,508
PA Conv Ctr Auth Rev Ser A ETM(9)	6.70%	9/1/2016	AAA	855	1,006,241
PA St Higher Edl Facs Auth Rev Drexel Univ	6.00%	5/1/2029	A+	800	865,560
PA St Higher Edl Facs Auth Rev Univ Sciences Phil(14)	5.25%	11/1/2025	AAA	1,000	1,052,090
PA St Tpk Commn(2)	5.50%	7/15/2033	AAA	3,000	3,320,730
Philadelphia PA Gas Wks Rev 12th Ser B ETM(14)	7.00%	5/15/2020	AAA	2,220	2,691,484
Philadelphia PA Sch Dist Ser A(10)	5.50%	2/1/2031	AAA	500	551,100
Philadelphia PA Sch Dist Ser A(10)	5.75%	2/1/2019	AAA	450	496,890
Philadelphia PA Sch Dist Ser A(10)	5.75%	2/1/2020	AAA	250	276,050
Philadelphia PA Sch Dist Ser A(10)	5.75%	2/1/2021	AAA	500	552,100
Philadelphia PA Sch Dist Ser A(10)	5.75%	2/1/2030	AAA	1,250	1,380,250
Philadelphia PA Sch Dist Ser B(9)	5.625%	8/1/2021	AAA	1,000	1,114,450
Philadelphia PA Sch Dist Ser B(9)	5.625%	8/1/2022	AAA	1,000	1,114,450
Plum Boro PA Sch Dist(9)	5.25%	9/15/2030	AAA	1,000	1,088,510
Puerto Rico Comwlth Pub Impt Ser A	5.375%	7/1/2028	AAA	925	1,012,375
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.75%	7/1/2041	AAA	2,000	2,234,600
Puerto Rico Comwlth Hwy Transn Auth Hwy Rev Ser Y	5.50%	7/1/2026	BBB+	1,000	1,025,240

See Notes to Schedule of Investments.

3

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Quaker Vly PA Sch Dist(10)	5.50%	4/1/2025	Aaa		$800	$899,600
Radnor Twp PA Sch Dist	5.75%	3/15/2026	Aa3		1,200	1,234,800
Riverside PA Sch Dist(9)	5.50%	10/15/2020	AAA		1,000	1,086,320
St Pub Sch Bldg Auth PA Northhampton Area Cmnty Colleg(2)	5.75%	3/1/2020	AAA		1,775	1,951,506
St Pub Sch Bldg Auth PA Rev Del Cnty Cmnty College Pj(14)	5.50%	10/1/2020	AAA		800	860,576
Tredyffrin Easttown PA Sch Dist	5.50%	2/15/2017	Aaa		1,000	1,088,000
York Cnty PA Hosp Auth Rev York Hosp(2)	5.25%	7/1/2017	AAA		1,000	1,038,370
Total						40,194,930

Resource Recovery 1.09%
Allegheny Cnty PA San Auth Swr Rev Ref Ser A(14)	5.00%	12/1/2025	AAA		1,000	1,051,000

Transportation 12.34%
Allegheny Cnty PA Arpt Rev(14)	5.00%	1/1/2017	AAA		1,000	1,024,510
Delaware River Port Auth PA & NJ Ref Port Dist Pj Ser A(10)	5.20%	1/1/2027	AAA		1,000	1,060,060
Delaware River Port Auth PA & NJ Rev(10)	6.00%	1/1/2019	AAA		1,000	1,092,710
PA St Tpk Commn Tpk Rev Ser A(2)	5.25%	12/1/2032	AAA		1,000	1,076,530
Puerto Rico Comwlth Hwy & Transn Ser G(9)	5.25%	7/1/2020	AAA		1,000	1,088,300
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	BBB+		2,000	2,162,280
Puerto Rico Comwlth Hwy & Transn Auth Rev PA 1052 RIBs RITES	6.817%	1/1/2010	AAA(a	)	2,750	3,395,150
Puerto Rico Port Auth Rev Ser D AMT(9)	7.00%	7/1/2014	AAA		1,000	1,001,980
Total						11,901,520

Water/Sewer 4.60%
Bucks Cnty PA Wtr & Swr Auth Rev Ser A(2)	5.00%	6/1/2024	AAA		1,000	1,042,770
Delaware Cnty PA Indl Dev Auth Wtr Facs Aqua PA Inc Pj Ser A AMT(9)	5.00%	11/1/2036	AAA		1,000	1,028,080
Luzerne Cnty PA Indl Dev Auth PA Amern Wtr Co Ser A AMT(2)	5.10%	9/1/2034	AAA		1,000	1,032,420
North Huntingdon Twp PA GTD(2)	5.25%	4/1/2019	AAA		760	820,853

See Notes to Schedule of Investments.

4

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Saxonburg PA Area Auth Swr & Wtr Rev(c)(3)	5.00%	3/1/2030	AAA	$500	$516,050
Total					4,440,173
Total Investments in Municipal Bonds 98.22% (cost $88,760,064)					94,764,969
Cash and Other Assets in Excess of Liabilities 1.78%					1,716,752
Net Assets 100.00%					$96,481,721

See Notes to Schedule of Investments.

5

(a)	This investment has not been rated by an independent ratings service but is, in Lord, Abbett & Co. LLC’s opinion, of comparable quality to the rating shown.
(b)	This investment has been rated by Fitch IBCA.
(c)	Security purchased on a when-issued basis.
(d)	Effective Maturity. Average life due to mandatory or expected principal payments prior to maturity.
+	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
#	Variable Rate Security. The interest rate represents the rate at December 31, 2005.
AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
ETM	Escrow to Maturity.
GTD	Guaranteed.
Pre-Refunded Bonds

A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.

PSF	Permanent School Fund.
RIBs	Residual Interest Bond. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at December 31, 2005.
RITES	Residual Interest Tax-Exempt Security. The interest rate is subject to change periodically and inversely to the prevailing market rate.
NR	Not Rated.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

(1)	American Capital Access Holdings Ltd.
(2)	AMBAC Assurance Corporation
(3)	Assured Guarantee Corporation
(4)	Certified Bond Insurance
(5)	CIFG Guaranty
(6)	Custodian Receipt
(7)	Federal Home Loan Mortgage Corporation
(8)	Federal Housing Administration
(9)	Financial Guaranty Insurance Company
(10)	Financial Security Assurance, Inc.
(11)	Government National Mortgage Association
(12)	Government National Mortgage Association/Federal National Mortgage Association
(13)	Insurance Bond Certificate
(14)	Municipal Bond Investors Assurance Corporation
(15)	Radian Asset Assurance Inc.
(16)	Temporary Custodial Receipts
(17)	XL Capital Assurance Inc.

Notes to Schedule of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Municipal Income Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company.  The Trust was organized as a Massachusetts Business Trust on September 11, 1991 and was reorganized as a Delaware Business Trust on July 22, 2002.

The Trust consists of the following six portfolios (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Insured Intermediate Tax-Free Fund (“Insured”), Florida Series (“Florida”), Georgia Series (“Georgia”), Lord Abbett High Yield Municipal Bond Fund (“High Yield”), Michigan Series (“Michigan”), and Pennsylvania Series (“Pennsylvania”).  Each Fund is non-diversified as defined under the Act, except for Insured.

The investment objective of each Fund (except for High Yield) is to seek the maximum amount of interest income exempt from Federal income tax as is consistent with reasonable risk.  Each Fund (except for Insured and High Yield) also seeks as high a level of interest income exempt from the personal income tax of its state as is consistent with reasonable risk. The investment objective of High Yield is to seek a high level of income exempt from Federal income tax.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)    Investment Valuation–Securities are valued at prices supplied by independent pricing services approved by the Board of Trustees. Such prices reflect broker/dealer supplied valuations and electronic data processing techniques. Prices reflect the mean of the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value, as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)   Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)    When-Issued Municipal Bonds-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

3.  FEDERAL TAX INFORMATION

As of December 31, 2005, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain
Insured	$12,094,072	$78,683	$(56,636)	$22,047
Florida	68,584,346	4,923,945	(62,869)	4,861,076
Georgia	99,390,857	4,097,286	(143,459)	3,953,827
High Yield	552,891,234	5,967,783	(3,337,064)	2,630,719
Michigan	69,498,389	4,053,768	(88,516)	3,965,252
Pennsylvania	88,740,451	6,052,147	(27,629)	6,024,518

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and the tax treatment of certain securities.

4.  INVESTMENT RISKS

Each Fund’s performance and the value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for inverse floaters than for short-term bonds.  As a result, the Funds, which tend to invest in longer-term bonds than inverse floaters to a greater degree than some municipal bond funds, normally will have greater market risk than those funds.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, governmental risk, legislative risk, management risk and credit risk.  Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds.”)  High Yield invests a significant portion of its assets in such bonds.  Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities.  A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund.  Junk bonds are considered predominantly speculative by traditional investment standards.  In addition, the market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Each Fund (except Insured) is non-diversified which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each Fund, other than Insured and High Yield, focuses on a particular state or territory, each Fund’s performance may be more affected by local, state and regional factors than a fund that invests in municipal bonds issued in many states, such as Insured and High Yield. These factors may, for example, include economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of each Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund may invest up to 20% of its net assets in private activity bonds (sometimes called “AMT paper”) except High Yield which may invest up to 100%. The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Each Fund may invest in residual interest bonds (“RIBs”) although each Fund other than High Yield may invest no more than 20% of its assets in such bonds.  A RIB, sometimes referred to as an inverse floater, is a type of “derivative” debt instruments with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security (“specific fixed-rate security”).  Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, RIBs’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security.  When interest rates fall, not only do RIBs provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as inverse floaters.  These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund.  They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date.  During this period such securities are subject to market fluctuations.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lord Abbett Municipal Income Trust

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Lord Abbett Municipal Income Trust

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 23, 2006

Item 2:   Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:   Exhibits.

(i)                                     Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.